Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (58.1%)
United States (58.1%)
Communication Services (6.6%)
Alphabet, Cl A	6,100	$2,171
AT&T	39,300	914
Comcast, Cl A	20,100	482
Fox, Cl A	8,200	477
John Wiley & Sons, Cl A	4,462	233
Match Group	8,400	331
Meta Platforms, Cl A	1,300	724
Nexstar Media Group, Cl A	1,300	248
Playtika Holding	19,700	79
Verizon Communications	17,000	796
Versant Media Group	804	29
Walt Disney	9,300	895
ZoomInfo Technologies, Cl A*	26,800	88
		7,467

Consumer Discretionary (7.1%)
ADT	35,800	274
AutoNation*	2,200	467
Best Buy	2,900	250
BorgWarner	7,100	453
Brunswick	3,200	253
Crocs*	4,300	550
eBay	4,500	513
Expedia Group	2,800	825
Ford Motor	30,800	452
General Motors	10,600	942
Goodyear Tire & Rubber*	22,700	158
Group 1 Automotive	1,200	344
H&R Block	6,800	299
Harley-Davidson	5,900	145
Kohl's	6,600	126
Lear	1,900	248
Macy's	10,500	261
Polaris	2,100	141
PulteGroup	2,500	316
PVH	3,900	338
Signet Jewelers	3,400	316
Sonic Automotive, Cl A	4,400	403
		8,074

Consumer Staples (2.0%)
Albertsons, Cl A	13,700	159
Altria Group	7,000	478
Archer-Daniels-Midland	4,600	365
Conagra Brands	7,500	109
General Mills	4,500	161
Ingredion	2,800	278
Kroger	7,300	422
Molson Coors Beverage, Cl B	6,600	274
		2,246

LSV Global Value Fund

	Shares	Value (000)
Energy (1.7%)
Marathon Petroleum	3,400	$1,076
Phillips 66	1,890	400
Valero Energy	1,500	469
		1,945

Financials (10.0%)
Allstate	2,700	713
Ally Financial	9,600	416
American International Group	5,400	424
Ameriprise Financial	900	491
Bank of New York Mellon	2,000	313
Citigroup	7,200	955
Citizens Financial Group	10,400	746
Everest Group	500	187
First American Financial	5,600	420
First Horizon	18,400	472
Fiserv*	6,700	361
Hartford Insurance Group	3,900	553
Lincoln National	4,000	182
MetLife	3,600	346
MGIC Investment	19,600	589
Northern Trust	2,500	455
PayPal Holdings	4,200	240
Prudential Financial	1,400	171
Radian Group	11,500	448
Regions Financial	10,600	328
Rithm Capital‡	29,200	288
State Street	7,300	1,345
Wells Fargo	8,100	700
Zions Bancorp	4,000	279
		11,422

Health Care (7.0%)
Align Technology*	2,200	372
Bristol-Myers Squibb	7,600	496
CVS Health	5,600	585
DaVita*	2,100	504
Exelixis*	8,400	445
GE HealthCare Technologies	7,500	510
Gilead Sciences	4,200	547
Halozyme Therapeutics*	5,200	429
Incyte*	6,600	789
Jazz Pharmaceuticals PLC*	3,600	911
Merck	6,300	820
Organon	500	7
Pfizer	33,300	834
United Therapeutics*	700	362
Viatris, Cl W	20,500	360
		7,971

Industrials (5.4%)
AGCO	2,800	286

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Industrials (continued)
Allison Transmission Holdings	6,500	$745
CNH Industrial	19,000	195
Cummins	700	444
Delta Air Lines	5,600	490
FedEx	1,600	492
Fedex Freight Holding*	800	112
Oshkosh	2,600	370
Owens Corning	2,600	361
Pitney Bowes	34,357	602
Ryder System	3,000	769
Science Applications International	2,900	340
Textron	5,400	460
United Airlines Holdings*	4,200	510
		6,176

Information Technology (16.4%)
Adobe*	3,700	927
Akamai Technologies*	2,100	242
Amdocs	9,700	540
Amkor Technology	3,800	190
Applied Materials	1,700	863
Arrow Electronics*	2,700	585
Avnet	8,200	728
Cirrus Logic*	4,755	615
Cisco Systems	7,500	870
Cognizant Technology Solutions, Cl A	11,300	625
Dell Technologies, Cl C	5,300	2,149
Dropbox, Cl A*	18,500	602
DXC Technology*	8,800	99
Gen Digital	14,800	406
Hewlett Packard Enterprise	28,700	1,375
HP	23,000	627
Jabil	800	252
LiveRamp Holdings*	2,200	83
Micron Technology	1,800	1,482
NetApp	3,910	698
NetScout Systems*	10,600	431
Qorvo*	6,900	625
QUALCOMM	6,600	974
RingCentral, Cl A	10,300	573
Salesforce	5,500	1,012
Skyworks Solutions	5,300	330
TD SYNNEX	1,600	409
Teradata*	13,300	412
Xerox Holdings	13,100	39
		18,763

Materials (1.1%)
Magnera*	1,105	15
Newmont	6,900	646
Sonoco Products	7,660	432

LSV Global Value Fund

	Shares	Value (000)
Materials (continued)
Sylvamo	5,100	$191
		1,284

Real Estate (0.5%)
Apple Hospitality REIT‡	10,800	178
Host Hotels & Resorts‡	14,000	352
		530

Utilities (0.3%)
National Fuel Gas	4,000	329

Total United States		66,207

TOTAL U.S. COMMON STOCK
(Cost $47,856)		66,207

Foreign Common Stock (41.0%)
Australia (0.9%)
Materials (0.9%)
Rio Tinto	8,700	1,037

Total Australia		1,037

Austria (1.2%)
Energy (0.4%)
OMV	6,000	439

Financials (0.8%)
BAWAG Group	4,400	892

Total Austria		1,331

Belgium (0.2%)
Materials (0.2%)
Solvay, Cl A	7,400	227

Total Belgium		227

Bermuda (0.3%)
Financials (0.3%)
RenaissanceRe Holdings	1,050	336

Total Bermuda		336

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Brazil (0.4%)
Consumer Staples (0.4%)
JBS	29,450	$412

Total Brazil		412

Canada (3.0%)
Consumer Discretionary (0.2%)
Magna International	4,100	281

Consumer Staples (0.3%)
Empire, Cl Common Subs. Receipt	9,500	348

Energy (1.5%)
ARC Resources	16,600	397
Suncor Energy	18,500	1,243
		1,640

Financials (0.5%)
iA Financial	3,100	458

Information Technology (0.5%)
CGI, Cl A	3,701	271
Open Text	15,600	395
		666

Total Canada		3,393

China (3.0%)
Communication Services (0.4%)
NetDragon Websoft Holdings	103,000	106
Tencent Holdings	5,400	330
		436

Consumer Discretionary (0.6%)
Prosus	6,300	293
Vipshop Holdings ADR	20,200	310
		603

Energy (1.0%)
PetroChina, Cl H	928,000	1,181

Financials (0.5%)
China CITIC Bank, Cl H	542,000	534

Health Care (0.3%)
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	80,000	163
Shanghai Pharmaceuticals Holding, Cl H	79,400	122

LSV Global Value Fund

	Shares	Value (000)
Health Care (continued)
Sinopharm Group, Cl H	70,400	$156
		441

Industrials (0.2%)
Sinotrans, Cl H	461,000	277

Total China		3,472

Finland (0.7%)
Financials (0.4%)
Nordea Bank Abp	22,300	451

Information Technology (0.3%)
Nokia	30,300	280
Tieto Oyj	3,600	77
		357

Total Finland		808

France (3.8%)
Communication Services (0.1%)
Metropole Television	7,600	106

Energy (0.5%)
TotalEnergies	7,000	617

Financials (1.6%)
AXA	8,800	456
BNP Paribas	10,400	1,322
		1,778

Health Care (1.0%)
Ipsen	2,000	386
Sanofi	9,300	801
		1,187

Industrials (0.3%)
Bouygues	6,500	366

Utilities (0.3%)
Rubis SCA	7,800	302

Total France		4,356

Germany (1.6%)
Consumer Discretionary (0.5%)
Bayerische Motoren Werke	5,500	377
Mercedes-Benz Group	4,500	243
		620

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Financials (0.5%)
Muenchener Rueckversicherungs	800	$481

Industrials (0.6%)
Daimler Truck Holding	6,600	373
Deutsche Post	5,300	354
		727

Total Germany		1,828

Hong Kong (0.4%)
Consumer Staples (0.4%)
WH Group	412,681	444

Total Hong Kong		444

Hungary (0.3%)
Energy (0.3%)
MOL Hungarian Oil & Gas PLC	26,400	378

Total Hungary		378

Indonesia (0.1%)
Energy (0.1%)
United Tractors	120,100	160

Total Indonesia		160

Ireland (0.7%)
Financials (0.7%)
AIB Group PLC	64,900	772

Total Ireland		772

Israel (0.4%)
Health Care (0.4%)
Teva Pharmaceutical Industries*	14,100	502

Total Israel		502

Italy (1.1%)
Energy (0.5%)
Eni	21,200	590

LSV Global Value Fund

	Shares	Value (000)
Financials (0.2%)
Mediobanca Banca di Credito Finanziario	7,100	$229

Utilities (0.4%)
A2A	179,700	469

Total Italy		1,288

Japan (4.3%)
Consumer Discretionary (1.0%)
Isuzu Motors	26,500	395
Niterra	10,900	636
Sankyo	18,500	215
		1,246

Consumer Staples (0.1%)
Valor Holdings	4,800	98

Financials (1.0%)
Nomura Holdings	38,100	369
ORIX	10,400	420
Ricoh Leasing	7,000	294
		1,083

Health Care (0.1%)
Ono Pharmaceutical	6,600	99

Industrials (1.3%)
NGK	17,800	608
Nippon Yusen	8,300	319
Sumitomo	31,200	324
Tsubakimoto Chain	15,000	241
		1,492

Information Technology (0.3%)
Kaga Electronics	13,200	383

Materials (0.5%)
Lintec	13,400	514

Total Japan		4,915

Mexico (0.3%)
Consumer Staples (0.3%)
Coca-Cola Femsa	26,300	285

Total Mexico		285

Netherlands (0.9%)
Consumer Staples (0.4%)
Koninklijke Ahold Delhaize	10,100	400

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Financials (0.3%)
Aegon	41,800	$397

Industrials (0.2%)
Signify	12,200	209

Total Netherlands		1,006

Norway (0.3%)
Financials (0.3%)
DNB Bank	11,500	370

Total Norway		370

Poland (0.3%)
Energy (0.3%)
ORLEN	9,700	385

Total Poland		385

Puerto Rico (0.4%)
Financials (0.4%)
OFG Bancorp	9,200	486

Total Puerto Rico		486

Russia (0.0%)
Energy (0.0%)
Gazprom PJSC(A)*	15,900	—
LUKOIL PJSC(A)*	1,600	—
		—

Total Russia		—

South Africa (0.3%)
Financials (0.3%)
Absa Group	21,000	289

Total South Africa		289

South Korea (3.2%)
Communication Services (0.8%)
KT	8,800	317
LG Uplus	36,100	370
SK Telecom	3,900	220
		907

LSV Global Value Fund

	Shares	Value (000)
Consumer Discretionary (0.3%)
Hankook Tire & Technology	6,800	$317

Financials (0.0%)
Kginicis	5,400	36

Information Technology (2.1%)
Samsung Electronics	13,500	2,351

Total South Korea		3,611

Spain (0.6%)
Financials (0.6%)
Mapfre	128,500	657

Total Spain		657

Sweden (2.1%)
Consumer Discretionary (0.4%)
Autoliv	2,600	320
Bilia, Cl A	8,600	139
		459

Financials (0.5%)
Swedbank, Cl A	14,400	576

Industrials (0.8%)
SKF, Cl B	10,900	295
Volvo, Cl B	15,200	582
		877
Information Technology (0.4%)
Telefonaktiebolaget LM Ericsson, Cl B	48,100	473

Total Sweden		2,385

Switzerland (1.6%)
Health Care (1.6%)
Novartis	8,200	1,283
Roche Holding	900	393
Sandoz Group	1,840	150
		1,826

Total Switzerland		1,826

Taiwan (3.0%)
Information Technology (3.0%)
Chipbond Technology	112,000	436
Hon Hai Precision Industry	90,000	687
Powertech Technology	26,000	186

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Information Technology (continued)
Topco Scientific	26,751	$408
Tripod Technology	26,000	292
United Microelectronics	366,000	1,370
		3,379

Total Taiwan		3,379

Thailand (0.6%)
Financials (0.6%)
Krung Thai Bank	494,600	653

Total Thailand		653

Turkey (0.4%)
Consumer Staples (0.4%)
Coca-Cola Icecek	217,800	417

Total Turkey		417

United Kingdom (4.6%)
Consumer Staples (1.0%)
British American Tobacco PLC	6,300	382
J Sainsbury PLC	84,900	409
Tesco PLC	54,000	355
		1,146

Energy (0.7%)
Shell PLC	16,400	751

Financials (1.9%)
3i Group PLC	4,418	170
Barclays PLC	120,200	826
Lloyds Banking Group PLC	610,200	944
Pelagos Insurance Capital	12,213	309
		2,249

Health Care (1.0%)
GSK PLC	42,300	1,101

Total United Kingdom		5,247

TOTAL FOREIGN COMMON STOCK
(Cost $28,991)		46,655

LSV Global Value Fund

	Shares	Value (000)
Foreign Preferred Stock (0.2%)
Brazil** (0.2%)
Petroleo Brasileiro - Petrobras	28,800	$247

TOTAL FOREIGN PREFERRED STOCK
(Cost $228)		247

	Face Amount (000)
Repurchase Agreement (0.3%)
South Street Securities 3.250%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $285 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 – $146, 0.000% – 4.250%, 10/08/2026 – 05/15/2052; total market value $291)	$285	285

TOTAL REPURCHASE AGREEMENT
(Cost $285)		285

Total Investments – 99.6%
(Cost $77,360)		$113,394

Percentages are based on Net Assets of $113,863 (000).
*	Non-income producing security.
**	No rate available.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-2500